Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ 2,813,131	$ (45,409,891)
Notional amount	1,264,075,163	1,189,651,529
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(3,913,257)	(1,981,770)
Notional amount	481,053,108	37,336,662
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	802,695,963	628,870,875
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	480,643,867	26,610,132
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	407,704,741	120,819,528
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	409,241	10,387,480
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,674,459	386,654,818
Two to Three Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		339,050
Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,306,308
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	4,075,910	(37,327,615)
Notional amount	740,229,055	772,204,367
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	322,052,096	264,384,743
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	364,502,500	110,432,048
Exchange rate hedge [Member] | Two to Three Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,674,459	344,081,268
Exchange rate hedge [Member] | Three to Four Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,306,308
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	4,075,910	(37,327,615)
Notional amount	740,229,055	772,204,367
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	322,052,096	264,384,743
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	364,502,500	110,432,048
Exchange rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,674,459	344,081,268
Exchange rate hedge [Member] | Cash flow hedge [Member] | Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,306,308
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	2,650,478	(6,100,506)
Notional amount	42,793,000	380,110,500
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		337,876,000
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	42,793,000
Interest rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		42,234,500
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	2,650,478	(6,100,506)
Notional amount	42,793,000	380,110,500
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		337,876,000
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 42,793,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 42,234,500